INCOME TAXES (Schedule of Deferred Tax Assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets in respect of:
Subsidiaries carryforward losses	$ 52,623	$ 54,349
Other temporary differences	3,963	3,659
Share-based compensation	1,435	2,424
Deferred tax assets (liabilities) in respect to other comprehensive income, net	(21)	101
Total deferred tax assets before valuation allowance	58,000	60,533
Valuation allowance	(4,770)	(4,248)	$ (64,377)	$ (66,815)
Total deferred tax assets	$ 53,230	$ 56,285